REVENUES 1 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue from Contract with Customer [Abstract]
Cost to obtain contract with customers-current	¥ 551	$ 80
Cost to obtain contract with customers-non current	1,274	185
Contract liabilities-current	959,363	139,534	¥ 812,821
Contract liabilities-noncurrent	¥ 36,037	$ 5,241